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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Milbank Winthrop & Co.
Address: 654 Madison Avenue
         Suite 1550
         New York, New York 10021

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Bennett
Title:   Principal
Phone:   (212) 980-2500

Signature, Place, and Date of Signing:

          /s/ Janice Bennett      New York, New York     5/7/99
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)



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[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     110

Form 13F Information Table Value Total:     $124,563
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                   Form 13F INFORMATION TABLE

                                                    VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
       NAME OF ISSUER    TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED    NONE
-----------------------  -----------------------  --------  -------  ---  ----  ----------  --------  -------- --------- -------

ABBOTT LABS              COM          002824100        289     6,180  SH             SOLE               6,180   0             -
ADC TELE-
 COMMUNICATION INC       COM          000886101      6,495   136,194  SH             SOLE             136,194   0             -
ADC TELE-
 COMMUNICATION INC       COM          000886101        429     9,000  SH            OTHER                 -     0           9,000
AEGON N V - ORD
AMER REG                 COM          007924103        453     5,038  SH             SOLE               5,038   0             -
AFLAC INC                COM          001055102      1,814    33,323  SH             SOLE              33,323   0             -
AMERICAN EXPRESS CO      COM          025816109      4,133    35,100  SH             SOLE              35,100   0             -
AMERICAN EXPRESS CO      COM          025816109        353     3,000  SH            OTHER                 -     0           3,000
AMERICAN INTL GROUP INC  COM          026874107      1,834    15,203  SH             SOLE              15,203   0             -
AMERICAN INTL GROUP INC  COM          026874107      1,040     8,625  SH            OTHER                 -     0           8,625
AMERICAN TOWER CORP CL A COM          029912201      2,288    93,400  SH             SOLE              93,400   0             -
AMERICAN TOWER CORP CL A COM          029912201        221     9,000  SH            OTHER                 -     0           9,000
ATLANTIC RICHFIELD
 COMPANY                 COM          048825103        278     3,800  SH             SOLE               3,800   0             -
AT&T CORP LIBERTY
 MEDIA CL                COM          001957208        292     5,546  SH             SOLE               5,546   0             -
BELLSOUTH CORP           COM          079860102      1,715    42,800  SH             SOLE              42,800   0             -
BERKSHIRE HATHAWAY
 INC DEL                 COM          084670108        714        10  SH             SOLE                  10   0             -
BIOTECHNOLOGY
 INVESTMENTS             COM          090995110        144    33,834  SH             SOLE              33,834   0             -
BP AMOCO ADS             COM          055622104      1,200    11,881  SH             SOLE              11,881   0             -
BP AMOCO ADS             COM          055622104        788     7,806  SH            OTHER                 -     0           7,806
BRIGGS & STRATTON
 CORP COM                COM          109043109        542    11,000  SH             SOLE              11,000   0             -
BRISTOL MYERS SQUIBB
 CO                      COM          110122108      2,611    40,720  SH             SOLE              40,720   0             -
BRISTOL MYERS SQUIBB CO  COM          110122108        770    12,000  SH            OTHER                 -     0          12,000
CABOT INDL TR - COM
 SH BEN                  COM          127072106      2,099   111,200  SH             SOLE             111,200   0             -
CATERPILLAR INC          COM          149123101        243     5,296  SH             SOLE               5,296   0             -
CBS CORPORATION          COM          12490K107        269     6,600  SH             SOLE               6,600   0             -
CHEMFAB CORP COM         COM          16361L102      1,759   106,590  SH             SOLE             106,590   0             -
CHEVRON CORP             COM          166751107        445     5,016  SH             SOLE               5,016   0             -
CHEVRON CORP             COM          166751107        373     4,200  SH            OTHER                 -     0           4,200
CHUBB CORP               COM          171232101      2,091    35,700  SH             SOLE              35,700   0             -
CISCO SYS INC            COM          17275R102        355     3,243  SH             SOLE               3,243   0             -
COCA COLA CO             COM          191216100        779    12,700  SH             SOLE              12,700   0             -
COLGATE PALMOLIVE CO     COM          194162103        552     6,000  SH            OTHER                 -     0           6,000
CORNING INC              COM          219350105      3,165    52,750  SH             SOLE              52,750   0             -




CROWN PACIFIC PTRS
 L.P. UN                 COM          228439105      1,878    89,700  SH             SOLE              89,700   0             -
CSG SYS INTL INC         COM          126349109        455    11,532  SH             SOLE              11,532   0             -
DEERE & CO               COM          244199105        332     8,600  SH             SOLE               8,600   0             -
DISNEY WALT PRODTNS      COM          254687106        368    11,838  SH            OTHER                 -     0          11,838
DOCUNET INC. CDT-PFD
 SER B                   COM          25616A200         27    12,500  SH             SOLE              12,500   0             -
DOVER CORP               COM          260003108      1,621    49,300  SH             SOLE              49,300   0             -
DU PONT E I DE NEMOURS
 CO                      COM          263534109        339     5,835  SH             SOLE               5,835   0             -
E TOWN COM               COM          269242103        594    14,737  SH             SOLE              14,737   0             -
ELECTRONIC DATA SYSTEMS  COM          285661104        370     7,600  SH             SOLE               7,600   0             -
EXXON CORP               COM          302290101      3,293    46,662  SH             SOLE              46,662   0             -
EXXON CORP               COM          302290101        423     6,000  SH            OTHER                 -     0           6,000
FED HOME LN MTG
 CP-VTG COM              COM          313400301      1,055    18,400  SH             SOLE              18,400   0             -
FED HOME LN MTG
 CP-VTG COM              COM          313400301        888    15,500  SH            OTHER                 -     0          15,500
FEDERAL NAT MORTGAGE
 ASSN                    COM          313586109      1,094    15,800  SH             SOLE              15,800   0             -
FIRST UNION CORP         COM          337358105        892    16,686  SH             SOLE              16,686   0             -
GENERAL ELECTRIC
 COMPANY                 COM          369604103      6,930    62,647  SH             SOLE              62,647   0             -
GENERAL ELECTRIC
 COMPANY                 COM          369604103        830     7,500  SH            OTHER                 -     0           7,500
GILLETTE CO              COM          375766102        880    14,800  SH            OTHER                 -     0          14,800
GTE CORP                 COM          362320103        261     4,310  SH             SOLE               4,310   0             -
GTE CORP                 COM          362320103        346     5,715  SH            OTHER                 -     0           5,715
INTEL CORP               COM          458140100      1,350    11,360  SH             SOLE              11,360   0             -
INTERNATIONAL BUSINESS
 MAC                     COM          459200101        591     3,336  SH             SOLE               3,336   0             -
INTERPUBLIC GROUP
 COS INC                 COM          460690100        337     4,324  SH             SOLE               4,324   0             -
JEFFERSON PILOT CORP     COM          475070108        305     4,500  SH             SOLE               4,500   0             -
JOHNSON & JOHNSON        COM          478160104      2,300    24,600  SH             SOLE              24,600   0             -
KCS GROUP INC NEW        COM          482434206         63    48,020  SH             SOLE              48,020   0             -
LEHMAN BROS HLDGS INC    COM          524908100        262     4,380  SH             SOLE               4,380   0             -
LOEWS CORP               COM          540424108        226     3,034  SH             SOLE               3,034   0             -
MALLINCKRODT INC NEW     COM          561232109      1,395    52,400  SH             SOLE              52,400   0             -
MALLINCKRODT INC NEW     COM          561232109        226     8,500  SH            OTHER                 -     0           8,500
MELLON BANK CORP         COM          585509102        282     4,000  SH             SOLE               4,000   0             -
MELLON BANK CORP         COM          585509102        211     3,000  SH            OTHER                 -     0           3,000
MERCK & CO               COM          589331107      4,665    58,222  SH             SOLE              58,222   0             -
MERCK & CO               COM          589331107        577     7,200  SH            OTHER                 -     0           7,200
MILLIPORE CORP           COM          601073109        290    12,000  SH             SOLE              12,000   0             -
MINNESOTA MNG & MFG CO   COM          604059105        547     7,725  SH             SOLE               7,725   0             -
MINNESOTA MNG & MFG CO   COM          604059105        289     4,080  SH            OTHER                 -     0           4,080
MOBIL CORP               COM          607059102      3,196    36,320  SH             SOLE              36,320   0             -
MONSANTO CO              COM          611662107        200     4,360  SH             SOLE               4,360   0             -
MORGAN J.P. & CO INC     COM          616880100        405     3,280  SH             SOLE               3,280   0             -
MOTOROLA INC             COM          620076109        549     7,501  SH             SOLE               7,501   0             -
                                                    ______




                                                    81,475

NCT GROUP INC - COM      COM          62888Q109         55   144,600  SH             SOLE             144,600   0             -
NESTLE SA SPONSORED ADR  FOREIGN COMM 641069406        216     2,400  SH             SOLE               2,400   0             -
NEWELL RUBBERMAID INC.   COM          651229106      3,344    70,400  SH             SOLE              70,400   0             -
NEWELL RUBBERMAID INC.   COM          651229106        404     8,500  SH            OTHER                 -     0           8,500
NORFOLK SOUTHN CORP      COM          655844108        628    23,803  SH             SOLE              23,803   0             -
NORTHERN TRUST CORP      COM          665859104        426     4,800  SH             SOLE               4,800   0             -
NUI CORP                 COM          629430109        438    20,307  SH             SOLE              20,307   0             -
PALL CORP                COM          696429307        174    10,529  SH             SOLE              10,529   0             -
PEPSICO INC              COM          713448108        371     9,480  SH             SOLE               9,480   0             -
PEPSICO INC              COM          713448108        314     8,000  SH            OTHER                 -     0           8,000
PFIZER INC               COM          717081103        307     2,210  SH             SOLE               2,210   0             -
PHILIP MORRIS COS INS    COM          718154107        361    10,262  SH             SOLE              10,262   0             -
PLUM CREEK TIMBER CO
 LP DE                   COM          729237107      1,499    52,600  SH             SOLE              52,600   0             -
POTASH CORP SASK INC     COM          73755L107      2,204    41,200  SH             SOLE              41,200   0             -
POTASH CORP SASK INC     COM          73755L107        294     5,500  SH            OTHER                 -     0           5,500
PRISON RLTY CORP COM     COM          74264N105      2,871   164,668  SH             SOLE             164,668   0             -
PROCTER & GAMBLE CO      COM          742718109      4,635    47,325  SH             SOLE              47,325   0             -
PROVIDIAN FINL CORP      COM          74406A102      1,045     9,500  SH             SOLE               9,500   0             -
READERS DIGEST ASSN
 INC CL                  COM          755267101      1,267    40,300  SH             SOLE              40,300   0             -
REGIS CORP MINN          COM          758932107      6,412   240,820  SH             SOLE             240,820   0             -
REGIS CORP MINN          COM          758932107        395    14,850  SH            OTHER                 -     0          14,850
ROYAL DUTCH PETRO-NY
 SHARE                   COM          780257804      1,653    31,794  SH             SOLE              31,794   0             -
SBC COMMUNICATIONS, INC  COM          78387G103        278     5,892  SH             SOLE               5,892   0             -
SCHLUMBERGER             COM          806857108      1,345    22,346  SH             SOLE              22,346   0             -
SIGMA ALDRICH CORP       COM          826552101      1,337    45,700  SH             SOLE              45,700   0             -
TEXACO INC               COM          881694103        596    10,500  SH             SOLE              10,500   0             -
TIME WARNER INC          COM          887315109      3,569    50,400  SH             SOLE              50,400   0             -
TRICO MARINE SVCS INC
 COM                     COM          896106101        120    21,100  SH             SOLE              21,100   0             -
TYCO INTL LTD NEW COM    COM          902124106        258     3,600  SH             SOLE               3,600   0             -
UNITED WTR RES INC       COM          913190104        490    23,635  SH             SOLE              23,635   0             -
US BANCORP               COM          902973106        409    12,000  SH            OTHER                 -     0          12,000
VIACOM INC CL B          COM          925524308      3,232    77,000  SH             SOLE              77,000   0             -
VODAFONE GROUP PLC
 SPONSOR                 COM          92857T107        648     3,450  SH             SOLE               3,450   0             -
VODAFONE GROUP PLC
 SPONSOR                 COM          92857T107        676     3,600  SH            OTHER                 -     0           3,600
WARNER LAMBERT CO        COM          934488107        305     4,600  SH             SOLE               4,600   0             -
WELLS FARGO NEW          COM          949746101        210     6,000  SH            OTHER                 -     0           6,000
ZEMEX CDA CORP COM       COM          988910105        102    18,733  SH             SOLE              18,733   0               -
                                                   ________ _________                               _________  ___        _______
                                                   $124,563 3,005,713                               2,803,499             202,214





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